Filed pursuant to Rule 497(e)

Registration Nos. 333-264478; 811-23793

CHAT	Roundhill Generative AI & Technology ETF (the “Fund”)

listed on NYSE Arca, Inc.

October 16, 2023

Supplement to the Summary Prospectus, Prospectus, and Statement of Additional Information (“SAI”), each dated May 12, 2023

Change in Portfolio Manager

Effective immediately, Matthew Kanterman, CFA, no longer serves as a Portfolio Manager for the Fund. All references to Mr. Kanterman are hereby removed from the Summary Prospectus, Prospectus, and SAI.

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Please retain this Supplement with your Prospectus, Summary Prospectus, and SAI for future reference.